Income Taxes (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 14,000,000
Federal net operating loss carry forwards expire date	begin to expire in 2029
Deferred tax, valuation allowance percentage	100.00%
Interest and penalties	$ 0	$ 0